Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$583	$696,003

Aerospace & Defense — 4.1%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)(a)	675	716,904
3.25%, 03/01/28 (Call 12/01/27)	435	455,362
3.45%, 11/01/28 (Call 08/01/28)	280	296,904
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	937	1,085,580
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,626	1,926,833
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,470	1,637,653
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	2,552	2,999,902
6.70%, 08/01/28	85	113,645
		9,232,783
Agriculture — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	1,535	1,570,505
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)(a)	589	656,599
		2,227,104
Airlines — 0.6%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	197	196,405
Series 2016-2, Class AA, 3.20%, 12/15/29	283	280,135
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	136	133,415
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	194	195,514
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(a)	184	180,252
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	179	181,926
Series 2016-2, Class AA, 2.88%, 04/07/30	202	202,194
		1,369,841
Auto Manufacturers — 1.1%
American Honda Finance Corp., 3.50%, 02/15/28(a)	375	429,585
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	609	721,866
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	420	463,777
Toyota Motor Corp., 3.67%, 07/20/28(a)	317	367,710
Toyota Motor Credit Corp., 3.05%, 01/11/28	455	507,507
		2,490,445
Banks — 10.9%
Banco Santander SA
3.80%, 02/23/28	945	1,062,747
4.38%, 04/12/28	860	1,002,803
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	585	646,694
3.40%, 01/29/28 (Call 10/29/27)	713	807,743
3.85%, 04/28/28	134	158,128
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	1,125	1,287,866
4.84%, 05/09/28 (Call 05/07/27)	1,510	1,740,804
Citigroup Inc.
4.13%, 07/25/28	1,945	2,230,059
6.63%, 01/15/28	65	84,564
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	815	966,663
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(a)	673	792,828
ING Groep NV, 4.55%, 10/02/28	1,005	1,203,689
	Par
Security	(000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	$130	$166,984
KeyCorp, 4.10%, 04/30/28	943	1,113,862
Lloyds Banking Group PLC
4.38%, 03/22/28	1,615	1,891,763
4.55%, 08/16/28	550	653,719
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	891	1,033,016
4.05%, 09/11/28	645	760,281
Mizuho Financial Group Inc., 4.02%, 03/05/28(a)	885	1,026,007
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	337	389,555
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	625	701,813
4.05%, 07/26/28	860	1,011,085
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	590	666,039
3.94%, 07/19/28	415	480,744
4.31%, 10/16/28	761	904,996
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	749	881,281
Westpac Banking Corp., 3.40%, 01/25/28	803	915,805
		24,581,538
Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	2,003	2,324,101
Coca-Cola Co. (The), 1.00%, 03/15/28(a)	42	41,397
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	759	858,679
4.65%, 11/15/28 (Call 08/15/28)	375	453,229
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)(a)	470	543,969
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,733	2,088,612
		6,309,987
Chemicals — 2.0%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	540	656,683
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	1,671	2,031,001
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	552	663,344
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	355	416,571
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	562	665,745
		4,433,344
Commercial Services — 0.5%
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	418	493,161
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	502	561,085
		1,054,246
Computers — 0.1%
International Business Machines Corp., 6.50%, 01/15/28	100	132,329

Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	814	934,724

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(a)	385	414,526
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	419	478,867
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	345	393,876
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	1,185	1,349,111
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	635	712,343
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	527	616,116
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	517	595,408
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	535	633,600

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	$509	$582,800
		5,776,647
Electric — 7.9%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	113	131,220
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	275	317,705
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	542	640,910
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	282	329,353
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	548	621,158
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	490	578,073
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	520	607,360
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	293	336,209
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	225	262,903
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	276	322,779
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)(a)	648	770,692
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	598	705,915
Series A, 6.00%, 12/01/28(a)	130	170,435
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	507	588,510
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	550	636,152
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	501	553,470
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	629	737,490
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	45	52,519
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	315	351,940
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	500	546,095
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	417	464,279
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	350	404,656
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	367	433,185
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	410	474,341
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	509	580,591
3.90%, 11/01/28 (Call 08/01/28)	244	285,119
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	315	363,400
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	536	622,896
Pacific Gas & Electric Co., 3.75%, 07/01/28	774	848,675
Pacific Gas and Electric Co., 4.65%, 08/01/28 (Call 05/01/28)(a)	100	114,342
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	285	328,112
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	370	425,604
3.70%, 05/01/28 (Call 02/01/28)(a)	110	126,364
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	947	1,062,733
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	379	425,162
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	720	837,526
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	172	199,080
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	540	629,186
		17,886,139
Electronics — 1.3%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	335	377,015
	Par
Security	(000)	Value

Electronics (continued)
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	$249	$271,141
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	549	620,502
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	817	957,859
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	585	695,179
		2,921,696
Environmental Control — 0.9%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	782	908,348
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)(a)	530	624,653
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	520	514,363
		2,047,364
Food — 2.6%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	988	1,155,654
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	1,291	1,579,758
7.00%, 10/01/28	235	313,751
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)(a)	1,244	1,470,905
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	628	743,973
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	595	701,755
		5,965,796
Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	249	287,269
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	250	278,700
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	275	313,404
		879,373
Hand & Machine Tools — 0.4%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	260	290,064
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	481	575,391
		865,455
Health Care - Products — 1.0%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	259	259,427
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	444	517,846
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	647	756,511
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	633	721,918
		2,255,702
Health Care - Services — 1.7%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	350	397,362
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)(a)	1,004	1,173,044
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	90	107,223
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	340	386,706
Toledo Hospital (The), Series B, 5.33%, 11/15/28.	325	385,531
UnitedHealth Group Inc.
3.85%, 06/15/28	587	684,800
3.88%, 12/15/28	681	800,808
		3,935,474
Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	325	395,590
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	482	561,597
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	370	438,761
		1,395,948
Insurance — 3.5%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	576	674,392
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	446	534,558
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	190	221,420

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	$811	$906,495
Cincinnati Financial Corp., 6.92%, 05/15/28	220	287,742
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,434	1,676,446
7.00%, 04/01/28(a)	150	193,991
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	425	476,259
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	340	395,277
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	590	705,428
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	424	488,359
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)(a)	533	627,187
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	562	667,392
		7,854,946
Internet — 1.2%
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	195	222,335
4.88%, 11/14/28 (Call 08/14/28)(a)	510	604,615
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)(a)	564	639,915
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	406	481,776
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	801	853,209
		2,801,850
Iron & Steel — 0.3%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	555	647,163

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	405	445,050
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	285	324,698
Series X, 4.00%, 04/15/28 (Call 01/15/28)	437	476,531
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	960	1,106,573
		2,352,852
Machinery — 1.1%
John Deere Capital Corp., 3.05%, 01/06/28	456	508,362
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(a)	270	289,894
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(a)	295	344,073
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,008	1,192,222
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	245	254,776
		2,589,327
Manufacturing — 0.7%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)(a)	586	678,137
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	245	266,604
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	465	533,048
		1,477,789
Media — 5.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	875	970,996
4.20%, 03/15/28 (Call 12/15/27)	1,055	1,197,731
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	1,315	1,462,793
3.55%, 05/01/28 (Call 02/01/28)	800	910,528
4.15%, 10/15/28 (Call 07/15/28)	2,757	3,269,113
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	1,365	1,553,520
TCI Communications Inc., 7.13%, 02/15/28	247	337,409
	Par
Security	(000)	Value

Media (continued)
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)	$450	$498,650
3.70%, 06/01/28 (Call 03/01/28)	511	577,900
Walt Disney Co. (The), 2.20%, 01/13/28	875	925,628
		11,704,268
Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	356	393,946

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	473	661,547

Oil & Gas — 4.1%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	840	974,753
4.23%, 11/06/28 (Call 08/06/28)	1,347	1,589,878
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	826	947,042
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	560	646,733
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	870	1,022,998
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(a)	335	373,307
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	764	870,257
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)(a)	1,109	1,296,144
Total Capital SA, 3.88%, 10/11/28	838	983,753
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	491	556,755
		9,261,620
Packaging & Containers — 0.7%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	413	490,062
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	683	780,327
4.00%, 03/15/28 (Call 12/15/27)	325	371,868
		1,642,257
Pharmaceuticals — 9.8%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	1,502	1,778,293
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	983	1,152,784
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	3,052	3,627,729
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	5,175	6,083,316
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,333	1,571,580
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	814	906,902
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	700	807,387
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	32	42,071
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	746	882,138
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	898	1,039,893
Pharmacia LLC, 6.60%, 12/01/28(a)	460	631,815
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	846	974,034
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,440	1,777,579
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	607	703,543
		21,979,064
Pipelines — 4.4%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	430	453,921
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	859	980,067
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	732	855,935
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,209	1,400,046
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	1,026	1,163,340
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	592	675,040
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	499	540,991

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	$1,126	$1,277,470
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28.	216	282,766
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	1,146	1,337,646
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	475	540,170
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	421	481,430
		9,988,822
Real Estate Investment Trusts — 6.3%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	380	436,403
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)(a)	485	553,919
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)(a)	100	99,467
3.60%, 01/15/28 (Call 10/15/27)	826	927,168
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	373	413,553
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	909	1,078,456
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)(a)	395	462,889
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	965	1,090,373
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	629	746,585
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	434	506,851
Equinix Inc., 1.55%, 03/15/28 (Call 01/15/28)	260	261,430
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	260	292,152
4.15%, 12/01/28 (Call 09/01/28)	401	471,881
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	480	571,291
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)(a)	230	257,262
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	195	217,858
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	210	245,862
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)(a)	131	134,016
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	388	452,753
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	300	346,197
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	355	403,720
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	260	280,621
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	210	245,931
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	553	627,649
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	355	403,848
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	310	351,388
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	305	337,845
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)(a)	433	496,378
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	330	337,422
3.40%, 01/15/28 (Call 11/15/27)	445	489,531
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	515	597,245
		14,137,944
Retail — 4.3%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	565	669,593
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	488	571,492
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,094	1,282,256
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	698	825,315
Lowe’s Companies Inc., 1.30%, 04/15/28 (Call 02/15/28)	1,010	1,003,193
	Par
Security	(000)	Value

Retail (continued)
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	$904	$1,042,086
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	575	677,649
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(a)	644	730,405
4.00%, 11/15/28 (Call 08/15/28)(a)	619	727,449
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	50	49,625
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	1,788	2,082,233
		9,661,296
Semiconductors — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	1,287	1,403,113
Broadcom Inc., 4.11%, 09/15/28 (Call 06/15/28)	1,498	1,692,575
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)(a)	515	610,337
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	527	658,329
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	397	395,114
		4,759,468
Software — 1.2%
Fidelity National Information Services Inc., Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	403	474,017
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	912	1,070,232
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	1,018	1,186,774
		2,731,023
Telecommunications — 5.8%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,166	1,172,973
4.10%, 02/15/28 (Call 11/15/27)	2,200	2,548,964
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	695	846,552
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	699	832,781
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)(a)(b)	1,175	1,203,517
Verizon Communications Inc., 4.33%, 09/21/28	3,126	3,714,376
Vodafone Group PLC, 4.38%, 05/30/28	2,242	2,666,769
		12,985,932
Transportation — 2.9%
Canadian National Railway Co., 6.90%, 07/15/28.	275	376,046
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	573	670,078
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	583	681,678
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27) FedEx Corp.	862	990,541
3.40%, 02/15/28 (Call 11/15/27)(a)	516	577,755
4.20%, 10/17/28 (Call 07/17/28)	447	528,439
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	360	396,076
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)(a)	590	684,553
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)(a)	1,340	1,562,467
		6,467,633
Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	190	211,770
4.55%, 11/07/28 (Call 08/07/28)(a)	318	380,990
		592,760

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)(a)	$458	$533,785

Total Corporate Bonds & Notes — 98.8%
(Cost: $207,189,165)		222,617,230

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	14,637	14,645,975
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	651	651,000
		15,296,975
Total Short-Term Investments — 6.8%
(Cost: $15,292,072)		15,296,975

Total Investments in Securities — 105.6%
(Cost: $222,481,237)		237,914,205

Other Assets, Less Liabilities — (5.6)%		(12,559,374)

Net Assets — 100.0%		$225,354,831

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,913,303	$8,733,684	(a)	$—		$(428)	$(584)	$14,645,975	14,637	$6,873	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	701,000	—		(50,000	)(a)	—	—	651,000	651	129		—
						$(428)	$(584)	$15,296,975		$7,002		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$222,617,230	$—	$222,617,230
Money Market Funds	15,296,975	—	—	15,296,975
	$15,296,975	$222,617,230	$—	$237,914,205